BBH TRUST

BBH PARTNER FUND – INTERNATIONAL EQUITY

(BBHLX)

SUPPLEMENT DATED APRIL 28, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2026

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information.

I.	Management

Effective immediately, the information related to the BBH Partner Fund – International Equity captioned “Select Equity Group” on page 56 is deleted in its entirety and replaced with the following:

Select Equity Group:

The senior members of the team primarily responsible for management of the Fund are Brian Vollmer; Loren Lewallen, CFA; and Joseph Buser.

The following information about Select Equity Group’s investment team primarily responsible for management of the Fund’s portfolio is provided as of the Fund’s most recent fiscal year end.

Other Accounts Managed by the Select Equity Group Team Primarily Responsible for the Management of the Fund’s Portfolio*	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	1/$1,320,806,616
Other Pooled Investment Vehicles	11/$3,580,172,334
Other Accounts	14/$9,687,207,638

*	Other accounts include BBH Partner Fund — International Equity Cayman. The Fund is included in Registered Investment Companies category above

Accounts managed by Select Equity Group’s investment team for which the advisory fee is totally or partially based on performance, and the number of such accounts and the assets of such accounts for which the advisory fee is totally or partially based on performance of the Fund’s most recently completed fiscal year, can be found in the table below:

Other Accounts by Select Equity Group Team For Which the Advisory Fee is Totally or Partially Based Upon Performance	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	10/$2,483,362,634
Other Accounts	2/$239,492,236

Dollar value range of shares in the Fund owned by Mr. Vollmer: $1,000,000.

Dollar value range of shares in the Fund owned by Mr. Lewallen: $1,000,000.

Dollar value range of shares in the Fund owned by Mr. Buser: $500,001-$1,000,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.